Operating Segments (Details) - Schedule of countries based on the location of the customers - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating Segments (Details) - Schedule of countries based on the location of the customers [Line Items]
State of Israel	$ 90
Other countries	562	266
State of Israel [Member]
Operating Segments (Details) - Schedule of countries based on the location of the customers [Line Items]
State of Israel	1,562	911
Other countries [Member]
Operating Segments (Details) - Schedule of countries based on the location of the customers [Line Items]
Other countries	$ 2,059	$ 1,367